OTHER CURRENT LIABILITIES (Details 1)	9 Months Ended
Mar. 27, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Number of Warrants	71,480,909
Equity Financing [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Warrants	7,840,909
Equity Financing 1 [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Warrants	13,640,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Warrants	50,000,000